BUSINESS COMBINATION (Details Textual) (USD $)	Sep. 30, 2012	Sep. 30, 2014	Dec. 31, 2013	Sep. 17, 2012	Apr. 02, 2012	Jan. 02, 2012	Dec. 31, 2011	Nov. 17, 2011	Feb. 28, 2011
Enping City Bi Tao A Power Fishery Development Co Limited [Member]
Business Acquisition [Line Items]
Equity Method Investments	$ 2,944,176
JHMC [Member]
Business Acquisition [Line Items]
Percentage Of Minority Interest In Joint Ventures				75.00%
Equity Method Investments		400,000	400,000	4,020,665
Percentage Of Addition Minority Interest In Joint Ventures	50.00%
Jiang Men City Power A Fishery Developments Co Limited [Member]
Business Acquisition [Line Items]
Equity Method Investments					1,702,580		1,258,607
Percentage Of Addition Minority Interest In Joint Ventures					25.00%	25.00%
Percentage Of Withdrawal Of Minority Interest In Joint Venture								25.00%
Percentage Of Right To Bo Acquire Minority Interest In Joint Venture					75.00%
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned						$ 1,662,365
Enping City Bi Tao A Power Fishery Development Co Limited [Member]
Business Acquisition [Line Items]
Percentage Of Minority Interest In Joint Ventures								25.00%	25.00%
Percentage Of Withdrawal Of Minority Interest In Joint Venture	25.00%